Gains or losses on non financial assets, net (Tables)	12 Months Ended
Dec. 31, 2023
Gains (losses) on disposals of non-current assets [abstract]
Detail of gains (losses) on disposal of assets not classified as non-current assets held for sale
The detail of Gains/ (losses) on disposal of assets not classified as non-current assets held for sale is as follows:

EUR million
	2023	2022	2021
Gains
Tangible and intangible assets	53	56	87
Investments	285	5	2
	338	61	89
Losses
Tangible and intangible assets	(25)	(49)	(36)
Investments	—	—	—
	(25)	(49)	(36)
	313	12	53